Transactions and Balances with Related Parties - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balances with Related Parties [Abstract]
Current maturities of long term loans (see Note 10)	$ 1,011	$ 974
Other accounts payable and accruals	$ 217	$ 192